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                                   SSgA FUNDS

                         SUPPLEMENT DATED JUNE 23, 2004

                        TO THE SSgA LARGE CAP VALUE FUND
                  AND SSgA LARGE CAP GROWTH OPPORTUNITIES FUND
                       PROSPECTUS DATED FEBRUARY 17, 2004

The Prospectus is hereby amended to correct a typographical error in the "Annual Management Fees" table of the "Management of the Funds" section with respect to the SSgA Large Cap Value and SSgA Large Cap Growth Opportunities Funds (the "Funds"). Annual management fees for the Funds are hereby corrected to read as follows:

                                        ANNUAL MANAGEMENT FEES (% OF AVERAGE DAILY NET ASSETS):
    ----------------------------------------------------------------------------------------------------
                                        MANAGEMENT FEE BEFORE              MANAGEMENT FEE AFTER
                                        WAIVERS OR REIMBURSEMENTS          WAIVERS OR  REIMBURSEMENTS
    FUND                                (%)                                (%)
    ----------------------------------------------------------------------------------------------------
    Large Cap Value                        0.75                                0.75
    ----------------------------------------------------------------------------------------------------
    Large Cap Growth Opportunities         0.75                                0.75
    ----------------------------------------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE